UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Diamond Hill Capital Management, Inc.
           -----------------------------------------------------
Address:   325 John H. McConnell Blvd.
           Suite 200
           Columbus, OH 43215
           -----------------------------------------------------

Form 13F File Number: 28-10648
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ James F. Laird
        -------------------------
Title:  Chief Compliance Officer
        ------------------------
Phone:  614-255-3353
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ James F. Laird                 Columbus, OH                     11/11/09
- ----------------                 ---------------                 ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:              0
                                         --------------
Form 13F Information Table Entry Total:        130
                                         --------------
Form 13F Information Table Value Total:  $ 4,811,972
                                         --------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aaron's Inc                    COM              002535201     5611   212530 SH       Sole                   212530
Abbott Laboratories            COM              002824100   135297  2734938 SH       Sole                  2713409             21529
Afflilated Managers Group      COM              008252108      257     3955 SH       Sole                     3955
AFLAC Inc.                     COM              001055102      385     9000 SH       Sole                     9000
Airtran Hldgs Inc.             COM              00949P108    12960  2073669 SH       Sole                  2069739              3930
Alleghany Corp (Delaware)      COM              017175100    10335    39897 SH       Sole                    39897
Alliance Data Systems Corp     COM              018581108    76084  1245652 SH       Sole                  1234291             11361
Allstate Corp                  COM              020002101    26783   874682 SH       Sole                   864812              9870
American Express Co.           COM              025816109    80989  2389044 SH       Sole                  2369750             19294
American Italian Pasta         COM              027070101     3465   127470 SH       Sole                   127470
Anadarko Petroleum             COM              032511107   196934  3139390 SH       Sole                  3113332             26058
Analogic Corp                  COM              032657207     3294    88991 SH       Sole                    88991
Apache Corporation             COM              037411105   211163  2299501 SH       Sole                  2280206             19295
Apogee Enterprises             COM              037598109     9033   601365 SH       Sole                   601365
Assurant Inc                   COM              04621X108    34431  1073955 SH       Sole                  1071750              2205
Assured Guaranty LTD           COM              G0585R106    35700  1838317 SH       Sole                  1838317
Avery Dennison Corp.           COM              053611109    69737  1936604 SH       Sole                  1921609             14995
Bank of New York Mellon Corp   COM              064058100    28305   976384 SH       Sole                   965484             10900
Baxter International           COM              071813109    83294  1461042 SH       Sole                  1457187              3855
BE Aerospace, Inc.             COM              073302101     8451   419636 SH       Sole                   419636
Berry Pete Co Cl A             COM              085789105     6776   253022 SH       Sole                   253022
Brinks Company                 COM              109696104    10122   376125 SH       Sole                   376125
Brinks Home Security Holdings  COM              109699108     4931   160154 SH       Sole                   160154
Callaway Golf Co               COM              131193104     7848  1031287 SH       Sole                  1031287
Cardinal Health Inc            COM              14149Y108    49936  1863285 SH       Sole                  1844605             18680
CareFusion Corp.               COM              14170T101    42444  1946984 SH       Sole                  1933002             13982
Chattem Inc.                   COM              162456107    18314   275775 SH       Sole                   275775
Cimarex Energy Co              COM              171798101    51660  1192527 SH       Sole                  1188532              3995
Cisco Systems                  COM              17275R102   100234  4258016 SH       Sole                  4224841             33175
City National Corp             COM              178566105     8971   230439 SH       Sole                   230439
Cleco Corporation              COM              12561w105    11046   440418 SH       Sole                   440418
Comerica Inc                   COM              200340107      446    15036 SH       Sole                    15036
Conagra Foods Inc              COM              205887102   107022  4936429 SH       Sole                  4899888             36541
CSG Systems International      COM              126349109     8563   534875 SH       Sole                   534875
Del Monte Foods                COM              24522P103     9958   859908 SH       Sole                   859908
Dell Computer                  COM              24702R101    60828  3986109 SH       Sole                  3950514             35595
Devon Energy Corp              COM              25179M103   168687  2505378 SH       Sole                  2483617             21761
Discover Financial Services    COM              254709108      273    16839 SH       Sole                    16839
Dominion Resources Inc. /VA    COM              25746U109   116329  3371853 SH       Sole                  3348513             23340
Dover Corp                     COM              260003108    99678  2571678 SH       Sole                  2549477             22201
Encore Acquisition Co          COM              29255W100    22502   601649 SH       Sole                   601649
Energen Corp                   COM              29265N108     2887    66980 SH       Sole                    66980
Exterran Holdings Inc.         COM              30225X103     7291   307138 SH       Sole                   304168              2970
Fedex Corp.                    COM              31428X106     4255    56564 SH       Sole                    56564
Fifth Third Bancorp            COM              316773100      227    22372 SH       Sole                    22372
First American Corp            COM              318522307     9947   307300 SH       Sole                   307300
First Financial Holdings Inc.  COM              320239106      527    33000 SH       Sole                    33000
First Niagara Financial Group  COM              33582V108     1976   160270 SH       Sole                   160270
Flower Foods Inc               COM              343498101    18235   693622 SH       Sole                   693622
Fluor Corp                     COM              343412102    47055   925365 SH       Sole                   918930              6435
Forest Labs                    COM              345838106     1461    49610 SH       Sole                    49610
Forest Oil Corp                COM              346091705     4098   209420 SH       Sole                   209420
General Mills Inc              COM              370334104    85723  1331510 SH       Sole                  1320538             10972
Hanesbrands Inc.               COM              410345102    59629  2786379 SH       Sole                  2764711             21668
Hanover Insurance Group Inc    COM              410867105    10446   252738 SH       Sole                   252738
Harley Davidson                COM              412822108      800    34790 SH       Sole                    34790
Hartford Financial Services    COM              416515104      533    20095 SH       Sole                    20095
Helmerich & Payne Inc          COM              423452101     2885    72993 SH       Sole                    72993
Hillenbrand Inc.               COM              431571108     7251   355965 SH       Sole                   355965
Horace Mann Edu Corp           COM              440327104     6342   453999 SH       Sole                   453999
Hornbeck Offshore Services     COM              440543106     9449   342848 SH       Sole                   342848
HUB Group Inc - CL A           COM              443320106     8910   389914 SH       Sole                   389914
Huntington Bancshares Inc      COM              446150104     9743  2068550 SH       Sole                  2068550
Illinois Tool Works            COM              452308109    89958  2106256 SH       Sole                  2087253             19003
inVentiv Health Inc.           COM              46122E105     7123   425774 SH       Sole                   425774
IStar Financial Inc            COM              45031U101      420   138045 SH       Sole                   138045
JAKKS Pacific Inc              COM              47012e106     6202   433077 SH       Sole                   433077
Johnson & Johnson              COM              478160104    89451  1469066 SH       Sole                  1456554             12512
JP Morgan Chase & Co.          COM              46625H100     3032    69202 SH       Sole                    69202
K-Swiss                        COM              482686102     5779   657414 SH       Sole                   657414
Kaydon Corp                    COM              486587108     6441   198674 SH       Sole                   198674
Kimberly Clark Corp.           COM              494368103    39710   673278 SH       Sole                   663693              9585
King Pharamaceuticals Inc      COM              495582108    12381  1149595 SH       Sole                  1149595
Kla-Tencor Corporation         COM              482480100    97595  2721563 SH       Sole                  2700120             21443
Lance Inc.                     COM              514606102     2617   101345 SH       Sole                   101345
LaSalle Hotel                  COM              517942108     3387   172280 SH       Sole                   172280
Leucadia National Corp         COM              527288104     8265   334348 SH       Sole                   334348
Lifepoint Hospitals, Inc.      COM              53219L109    11636   429992 SH       Sole                   429992
Lufkin Inds Inc                COM              549764108     6550   123161 SH       Sole                   123161
Marsh & McLennan Cos           COM              571748102    35805  1447829 SH       Sole                  1430109             17720
McDonald's Corporation         COM              580135101    90635  1588145 SH       Sole                  1577684             10461
Medtronic Incorporated         COM              585055106   145658  3958111 SH       Sole                  3925761             32350
Microsoft Corp.                COM              594918104   118629  4582033 SH       Sole                  4544595             37438
Mid-America Apt Cmntys         COM              59522J103     7463   165373 SH       Sole                   165373
Morgan Stanley                 COM              617446448      536    17350 SH       Sole                    17350
National Penn Bancshares Inc.  COM              637138108     2139   350000 SH       Sole                   350000
Newbridge Bancorp              COM              65080T102      141    51512 SH       Sole                    51512
Noble Energy Inc               COM              655044105     4979    75480 SH       Sole                    75480
Occidental Petroleum Corp      COM              674599105   188500  2404331 SH       Sole                  2385580             18751
Old Republic Int'l Corp.       COM              680223104    31379  2576294 SH       Sole                  2576294
Parker Hannifin Corp           COM              701094104    87687  1691489 SH       Sole                  1676077             15412
Paychex                        COM              704326107     1805    62145 SH       Sole                    62145
Pepsico                        COM              713448108    81597  1391021 SH       Sole                  1379746             11275
Pfizer Inc.                    COM              717081103    88579  5352229 SH       Sole                  5343500              8729
PNC Financial Services         COM              693475105     1489    30640 SH       Sole                    30640
Procter & Gamble               COM              742718109   127848  2207312 SH       Sole                  2189412             17900
Prudential Financial           COM              744320102     1317    26380 SH       Sole                    26380
Raytheon Co Cmn                COM              755111507    59682  1244161 SH       Sole                  1244161
Redwood Trust Inc.             COM              758075402     6349   409584 SH       Sole                   409584
ResCare                        COM              760943100     8075   568262 SH       Sole                   568262
Ruddick Corp                   COM              781258108     9568   359446 SH       Sole                   359446
Schering Plough Corp           COM              806605101    78562  2780948 SH       Sole                  2757691             23257
Seacoast BKG Corp.             COM              811707306      136    53920 SH       Sole                    53920
Southwest Airlines             COM              844741108    44022  4585657 SH       Sole                  4531572             54085
Southwestern Energy Co         COM              845467109    17330   406051 SH       Sole                   404022              2029
State Street Corp.             COM              857477103      234     4452 SH       Sole                     4452
Steiner Leisure LTD            COM              P8744Y102    21952   613878 SH       Sole                   613878
Steris Corporation             COM              859152100     7716   253391 SH       Sole                   253391
Suntrust Banks                 COM              867914103    57803  2563317 SH       Sole                  2545102             18215
Synovus Financial Corp.        COM              87161C105      493   131448 SH       Sole                   131448
Sysco Corp.                    COM              871829107    87251  3511116 SH       Sole                  3478876             32240
Taylor Capital Group           COM              876851106      187    28308 SH       Sole                    28308
Toro Company                   COM              891092108    12315   309666 SH       Sole                   309666
Transocean LTD                 COM              H8817H100    36726   429395 SH       Sole                   425605              3790
Travelers Companies            COM              89417E109   101417  2060057 SH       Sole                  2043630             16427
Trinity Industries Inc         COM              896522109    31701  1844172 SH       Sole                  1840340              3832
UGI Corp                       COM              902681105     8574   342156 SH       Sole                   342156
United Fire & Casualty Co      COM              910331107     4177   233362 SH       Sole                   233362
United Technologies            COM              913017109   145549  2388786 SH       Sole                  2384275              4511
UnitedHealth Group Inc         COM              91324P102    91699  3662096 SH       Sole                  3634206             27890
US Bancorp                     COM              902973304    47933  2192733 SH       Sole                  2175706             17027
Verigy Ltd                     COM              Y93691106    26793  2305795 SH       Sole                  2299460              6335
Wal Mart Stores                COM              931142103    81898  1668314 SH       Sole                  1655849             12465
Waters Corp.                   COM              941848103     1112    19915 SH       Sole                    19915
Wells Fargo & Co.              COM              949746101    65305  2317415 SH       Sole                  2295854             21561
WGL Holdings Inc               COM              92924F106    10767   324885 SH       Sole                   324885
Whiting Petroleum Corp.        COM              966387102    12062   209484 SH       Sole                   209484
XTO Energy Inc                 COM              98385X106    87265  2111933 SH       Sole                  2098393             13540
Barclays Bank PLC 7.1% Pfd     PFD              06739H776      245    11000 SH       Sole                    11000
Huntington 8.5% PFD Series A   PFD              446150401     1594     1832 SH       Sole                     1832